INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2021
INVENTORIES
Schedule of inventories

	September 30,	September 30,
	2021	2020
Finished Goods	$249,571	$—
Goods-in-process	844,194	967,993
Total	$1,093,765	$967,993